Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 30,338	$ 59,418	$ 32,867
Taiwan operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	10,333	63,347	28,349
Cayman operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	(2,843)	(4,569)	4,363
US operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	(947)	(842)	(719)
China operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	659	1,336	825
Korea operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	179	124	33
Japan operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	19	22	16
Samoa operations [Member]
Income Tax Expense Benefit [Line Items]
Earnings before income taxes	$ 22,938	$ 0	$ 0